STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF CONSOLIDATED OTHER COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net income/(loss)	$ 158,423	$ 33,718	$ (38,570)
Unrealized (losses)/gains from hedging financial instruments
Unrealized (loss)/gain on interest rate swaps, net	(437)	(3,655)	7,230
Amortization of deferred loss on the de-designated financial instruments	0	154	877
Total unrealized (losses)/gains from hedging financial instruments	(437)	(3,501)	8,107
Unrealized loss on marketable securities	0	0	(79)
Realized gain on marketable securities reclassified to Statement of Comprehensive Income/(Loss)	0	0	(89)
Other Comprehensive (loss)/income	(437)	(3,501)	7,939
Comprehensive income/(loss)	157,986	30,217	(30,631)
Less: comprehensive (income)/loss attributable to the noncontrolling interest	(206)	(191)	1,108
Comprehensive income/(loss) attributable to Tsakos Energy Navigation Limited	$ 157,780	$ 30,026	$ (29,523)